LOSS ASSOCIATED WITH EARLY TERMINATION OF VENDOR AGREEMENT (Details Narrative) - USD ($)		12 Months Ended
	Nov. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2023	Nov. 30, 2022
Loss associated with early termination of vendor agreement			$ 1,755,082
V SUN Solar USA Inc [Member]
Deposits					$ 2,395,768
V SUN Solar USA Inc [Member] | Termination Agreement [Member]
Deposits	$ 2,525,102
VSUN Solar USA [Member] | Termination Agreement [Member]
Unpaid storage fee	556,884
Termination fee	$ 1,198,198
Loss associated with early termination of vendor agreement			$ 1,755,082
Other receivable				$ 770,020